Multi Class Prospectus | PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE Select

Prospectus & SAI Supplement

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013

January 24, 2014

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Global Asset Management (Americas) Inc., the fund's manager, the Trust's Board of Trustees has approved a proposal to permit UBS Global AM to allocate a portion of the fund's portfolio to other unaffiliated pooled investment vehicles, including exchange-traded funds, and index futures, effective on or about March 31, 2014. Analytic Investors, LLC, First Quadrant L.P. and Standard Life Investments (Corporate Funds) Limited, the fund's other investments advisors, continue to serve as the fund's investment advisors. These changes are described in greater detail below.

Effective on or about March 31, 2014, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 64 of the Multi-Class Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi Class Prospectus PACE® Alternative Strategies Investments		Class A	Class C	Class Y
Management fees		1.30%	1.30%	1.30%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.46%	0.42%	0.47%
Miscellaneous expenses (includes administration fee of 0.10%)		0.38%	0.34%	0.39%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short		0.08%	0.08%	0.08%
Acquired fund fees and expenses	[1]	0.16%	0.16%	0.16%
Total annual fund operating expenses		2.17%	2.88%	1.93%
Management fee waiver/expense reimbursements	[2]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	2.07%	2.78%	1.83%
[1]	These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through March 31, 2015 to the extent necessary to offset the cost savings to UBS Global AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Example" on page 65 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following (the existing footnote remains):

Expense Example Multi Class Prospectus PACE® Alternative Strategies Investments (USD $)	1 year	3 years	5 years	10 years
Class A	748	1,183	1,642	2,908
Class C	381	882	1,510	3,197
Class Y	186	596	1,033	2,246

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
Multi Class Prospectus PACE® Alternative Strategies Investments Class C	281	882	1,510	3,197

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal investments" on page 65 of the Multi-Class Prospectus and beginning on page 63 of the Class P Prospectus is revised by replacing the second paragraph of that section with the following:

The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund also may invest in the securities of other investment companies, including exchange-traded funds ("ETFs").

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 65 of the Multi-Class Prospectus and page 64 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, currently serves as one of the fund's investment advisors (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures) and has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's other investment advisor(s) and recommend their hiring, termination and replacement. In addition to UBS Global AM, Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") currently serve as the fund's other investment advisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 65 of the Multi-Class Prospectus and page 64 of the Class P Prospectus is revised by adding the following as the final paragraph of that section:

UBS Global AM allocates a portion of the fund's assets primarily to unaffiliated actively- and passively-managed pooled investment vehicles, including ETFs, that it believes are suitable for return generation, risk management (e.g., increased portfolio diversification), or both. In addition, UBS Global AM may invest in index futures primarily for cash management (i.e., to obtain certain market exposures in the fund and reduce cash holdings) and risk management purposes. UBS Global AM generally invests in other unaffiliated pooled investment vehicles and index futures that have risk and return objectives that are deemed to be complementary to the other investments and strategies within the fund overall.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal risks" beginning on page 66 of the Multi-Class Prospectus and page 65 of the Class P Prospectus is revised by inserting the following paragraph at the end of the section:

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus is revised by inserting the following immediately before the final sentence of the first paragraph:

UBS Global AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.